Nature of Operations and Going Concern (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 14, 2022 USD ($)	Sep. 30, 2022 $ / shares	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Nature of Operations and Going Concern (Details) [Line Items]
Accumulated deficit			$ (13,849,949)	$ (4,439,143)
Ordinary per share (in Dollars per share) | $ / shares		$ 0.0333
Nasdaq [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Aggregate gross proceeds (in Dollars)	$ 7.5
Going Concern [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Negative cash flow			5,083,561
Accumulated deficit			13,849,949
Working capital			$ 2,044,234